Income Taxes - Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	1.70%	2.10%	2.70%
Domestic production activities deduction (as a percent)	(2.40%)	(2.80%)	(2.60%)
Foreign tax credit		(0.90%)
All other, net (as a percent)	(0.60%)	(1.00%)	(0.10%)
Effective tax rate (as a percent)	33.70%	32.40%	35.00%
Foreign earnings repatriated		$ 38.0
Foreign tax benefit		12.1
Undistributed earnings of foreign subsidiaries and joint ventures	$ 79.2
Income taxes paid	$ 336.0	$ 372.0	$ 296.5